Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Variable Interest Entity [Line Items]
Financing receivables, net	$ 11,903		$ 12,052
Investment securities (Note 3)	32,974		31,973
Other assets	39,625		36,797
Borrowings	186,049		197,602
Nonrecourse Borrowings	2,780		3,083
Other Liabilities	22,459		23,612
Total revenues of consolidated VIEs	27,845	$ 26,239
Appliances
Variable Interest Entity [Line Items]
Current Receivables	734		737
Consolidated VIE
Variable Interest Entity [Line Items]
Financing receivables, net	1,149		882
Current Receivables	3,605		3,891
Investment securities (Note 3)	1,493		1,404
Other assets	2,300		3,574
Assets VIE	8,547		9,751
Borrowings	1,307		1,181
Nonrecourse Borrowings	2,780		3,083
Other Liabilities	2,590		3,557
Liabilities VIE	6,677		7,821
Total revenues of consolidated VIEs	355	502
Cost of sales and services sold	344	337
Acquisition Alstom
Variable Interest Entity [Line Items]
Assets VIE	14,123
Liabilities VIE	9,898
Redeemable noncontrolling interest in joint venture	2,928
Other 1 [Member]
Variable Interest Entity [Line Items]
Financing receivables, net	0		0
Current Receivables	164		385
Investment securities (Note 3)	0		0
Other assets	1,118		2,482
Assets VIE	1,282		2,867
Borrowings	48		221
Non-recourse borrowings	0		0
Other Liabilities	1,132		2,289
Liabilities VIE	1,180		2,510
Consolidated Securitization Entities [Member]
Variable Interest Entity [Line Items]
Investment securities (Note 3)	1,493
Non-recourse borrowings	2,780
Commingled cash amounts owed to CSEs	994		1,093
Commingled cash receivable from CSEs	11		7
Industrial Equipment Joint Venture [Member]
Variable Interest Entity [Line Items]
Assets VIE	774
Liabilities VIE	772
Power Generating And Leasing [Member]
Variable Interest Entity [Line Items]
Assets VIE	324
Liabilities VIE	167
Insurance Entities [Member]
Variable Interest Entity [Line Items]
Assets VIE	1,763
Liabilities VIE	1,177
GE Capital
Variable Interest Entity [Line Items]
Financing receivables, net	23,715		25,003
Investment securities (Note 3)	32,882		31,827
Other assets	28,607		25,081
Non-recourse borrowings	1,471		1,534
Nonrecourse Borrowings	2,780		3,083
Other Liabilities	8,073		9,351
Total revenues of consolidated VIEs	2,885	$ 2,866
GE Capital | Consolidated VIE
Variable Interest Entity [Line Items]
Financing receivables, net			0
Current Receivables			0
Investment securities (Note 3)			0
Other assets			0
Assets VIE			0
Borrowings			0
Non-recourse borrowings			0
Other Liabilities			0
Liabilities VIE			0
GE Capital | Other 1 [Member]
Variable Interest Entity [Line Items]
Financing receivables, net	774		882
Current Receivables	0		0
Investment securities (Note 3)	1,493		1,404
Other assets	1,168		1,068
Assets VIE	3,435		3,354
Borrowings	899		960
Non-recourse borrowings	0		61
Other Liabilities	1,406		1,234
Liabilities VIE	2,305		2,255
GE Capital | Consolidated Securitization Entities [Member]
Variable Interest Entity [Line Items]
Financing receivables, net	375		0
Current Receivables	0		0
Investment securities (Note 3)	0		0
Other assets	14		0
Assets VIE	389		0
Borrowings	360		0
Non-recourse borrowings	0		0
Other Liabilities	28		0
Liabilities VIE	388		0
GE Capital | Trade Receivable [Member]
Variable Interest Entity [Line Items]
Financing receivables, net	0		0
Current Receivables	3,441		3,506
Investment securities (Note 3)	0		0
Other assets	0		24
Assets VIE	3,441		3,530
Borrowings	0		0
Non-recourse borrowings	2,780		3,022
Other Liabilities	24		34
Liabilities VIE	$ 2,804		$ 3,056